Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Parties had Transactions

The related parties had transactions for the years ended December 31, 2024, 2023 and 2022 consist of the following:

Name of Related Party	Nature of Relationship as of December 31, 2024
Dandan Liu	Chairman of the Board, Shareholder, Chief Executive Officer (“CEO”)
Feng Zhang	Chief Financial Officer (“CFO”)
Caifen Zou	Independent director of TDH Holding, Inc.
Qiu Li	Independent director of TDH Holding, Inc.
Owens Meng	Independent director of TDH Holding, Inc.
Xue Jiang	Executive Director and Manager of QD Pet Food
Shanghai Yuanhong Health Management Consulting Co., Ltd.	Xue Jiang serves as the Executive Director and holds 100% of the shares; Long He serves as the Supervisor.
Yulan Li	Executive Director and Manager of Beijing Jingshi Space, holding 40% of the shares
Kai Wang	Executive Director and Manager of Beijing Ruihe
Fan Wu	Executive Director and Manager of Beijing Ruihe Space

Schedule of Due to Related Parties	Due to related parties consisted of the following:
	December 31,	December 31,
	2024	2023
Dandan Liu	200,318	1,963,794
Total	$200,318	1,963,794